INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
INVENTORIES
Schedule of inventories
	At December 31,
	2011	2012
Raw materials	$61,109,992	$43,541,594
Work-in-process	41,789,430	43,240,832
Finished goods	51,282,191	168,097,308
Total inventories	$154,181,613	$254,879,734